UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a.)

Semi-Annual Report

March 31, 2021

American Customer Satisfaction ETF
Ticker: ACSI

Reverse Cap Weighted U.S. Large Cap ETF
Ticker: RVRS

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exponential ETFs

Exponential ETFs

Letters to Shareholders
March 31, 2021 (Unaudited)

American Customer Satisfaction ETF

The American Customer Satisfaction ETF (“ACSI” or the “Fund”) tracks the American Customer Satisfaction Investible Index (“ACSII” or the “Index”). The Fund, via its index, utilizes proprietary customer satisfaction data to invest in companies with above average customer satisfaction scores within their respective industries. The strategy utilizes customer satisfaction metrics for over 350 brands, representing over 150 large capitalization securities for potential inclusion in the Index. Sector constraints are applied at the time of Index rebalance with the intention of providing a diversified portfolio across all U.S. sectors. All equity securities within the Index are listed on a major U.S. stock exchange and measured by the American Customer Satisfaction Index LLC. The information presented in this report relates to the six-month period ended March 31, 2021 (the “current fiscal period”).

The Advisor believes that companies who possess higher satisfaction among their customers have higher cash flows, higher profitability, and higher relative stock appreciation over the long term. The source of this data – The American Customer Satisfaction Index – is recognized as a world leader in the measurement and analysis of customer satisfaction. It is the only national cross-industry measure of customer satisfaction in the United States.

For the current fiscal period, ACSI generated a total return of 24.49% (NAV) and 24.42% (Market). This compares to the 24.92% total return of its Index, and the 19.07% total return of the benchmark, the S&P 500, for the same period.

From a sector perspective, Consumer Discretionary and Financials were the leading contributors while Utilities, Consumer Staples, and Health Care were the leading detractors.

Reviewing individual stocks, leading contributors included Schwab, Etsy, and Southwest Airlines, most of which had the highest customer satisfaction scores in their aggregate industries. Conversely, leading detractors included Clorox, Allstate, and Nike.

Reverse Cap Weighted U.S. Large Cap ETF

The Reverse Cap Weighted U.S. Large Cap ETF (“RVRS” or the “Fund”) tracks the Reverse Cap Weighted US Large Cap Index (“REVERSE” or the “Index”). The Fund, via its index, provides exposure to the companies in the S&P 500 index. However, while traditional market cap weighted indexes such as the S&P 500 weight companies inside the index by their relative market capitalization, RVRS does the opposite, weighting companies by the inverse of their relative market cap. By investing smallest-to-biggest, the Fund tilts investment exposure to the smaller end of the market cap spectrum within the large cap space.

Exponential ETFs

Letters to Shareholders
March 31, 2021 (Unaudited) (Continued)

For the current fiscal period, RVRS generated a total return of 43.60% (NAV) and 43.75% (Market). This compares to the 43.95% total return of the Index, and the 19.07% total return of the benchmark, the S&P 500, for the same period.

Leading contributors to Fund performance include the Consumer Discretionary, Financials, and Energy sectors. From an individual stock perspective, Tapestry Inc., Marathon Oil, and Devon Energy, were the top contributors.

Leading detractors to Fund performance include the Consumer Staples, Utilities, and Health Care. From an individual stock perspective, Perrigo, Monolithic Power Systems, and Enphase Energy were the top detractors.

Must be preceded or accompanied by a prospectus

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Funds’ holdings, please refer to the Schedules of Investments in this report.

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors.

American Customer Satisfaction Investable Index is an objective, rules-based methodology to measure the performance of (i) large capitalization U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI Companies”) and (ii) U.S. sector-specific exchange-traded funds (“ETFs”) used by the Index to supplement its exposure to sectors for which there are too few ACSI Companies to achieve the target sector weights at the time of each rebalance. The Index is sector-weighted to reflect the overall U.S. large cap market, and security-weighted based on the Customer Satisfaction Data. You cannot invest directly in an index.

The S&P 500 Index is a widely recognized capitalization-weighted Index of 500 common stock prices in U.S. companies.

Cash flow is the total amount of money being transferred into and out of a business, especially as affecting liquidity.

Exponential ETFs

Letters to Shareholders
March 31, 2021 (Unaudited) (Continued)

The Reverse Cap Weighted U.S. Large Cap Index is a rules-based, reverse capitalization weighted index comprised of the 500 largest U.S.-listed companies as measured by their free-float market capitalization contained within the S&P 500 universe. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap spectrum, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. You cannot invest directly in an index.

Distributed by Foreside Fund Services, LLC.

Exponential ETFs

Portfolio Allocations
As of March 31, 2021 (Unaudited)

American Customer Satisfaction ETF

Sector	Percentage of Net Assets
Information Technology	21.4%
Consumer Discretionary	21.1
Consumer Staples	17.3
Financials	13.2
Industrials	9.6
Communication Services	9.3
Utilities	4.1
Health Care	3.9
Short-Term Investments	0.1
Liabilities in Excess of Other Assets*	(0.0)
Total	100.0%

*	Represents less than 0.05% of net assets.

Reverse Cap Weighted U.S. Large Cap ETF

Sector	Percentage of Net Assets
Consumer Discretionary	15.9%
Industrials	15.6
Information Technology	13.5
Financials	12.7
Health Care	10.5
Real Estate	6.9
Utilities	6.4
Materials	5.9
Consumer Staples	5.6
Energy	5.3
Communication Services	1.5
Other Assets in Excess of Liabilities	0.1
Short-Term Investments	0.1
Total	100.0%

American Customer Satisfaction ETF

Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 9.3%
19,534	Pinterest, Inc. - Class A (a)	$1,446,102
21,271	T-Mobile US, Inc. (a)	2,665,043
24,852	Verizon Communications, Inc.	1,445,144
108,907	Vonage Holdings Corporation (a)	1,287,281
		6,843,570
	Consumer Discretionary — 21.1%
1,365	Chipotle Mexican Grill, Inc. (a)	1,939,419
10,904	Etsy, Inc. (a)	2,199,010
25,166	Hilton Worldwide Holdings, Inc.	3,043,073
30,727	L Brands, Inc.	1,900,772
46,714	Levi Strauss & Company - Class A	1,116,932
9,815	NIKE, Inc. - Class B	1,304,315
55,887	Nordstrom, Inc.	2,116,441
10,718	Walt Disney Company	1,977,685
		15,597,647
	Consumer Staples — 17.3%
9,256	Clorox Company	1,785,297
4,950	Costco Wholesale Corporation	1,744,776
38,377	CVS Health Corporation	2,887,102
18,069	Hershey Company	2,857,793
19,052	PepsiCo, Inc.	2,694,905
6,244	Walmart, Inc.	848,123
		12,817,996
	Financials — 13.2%
8,769	Berkshire Hathaway, Inc. - Class B (a)	2,240,216
8,485	Capital One Financial Corporation	1,079,547
47,716	Charles Schwab Corporation	3,110,129
6,896	JPMorgan Chase & Company	1,049,778
37,972	MetLife, Inc.	2,308,318
		9,787,988
	Health Care — 3.9%
3,288	Humana, Inc.	1,378,494
3,952	UnitedHealth Group, Inc.	1,470,421
		2,848,915

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Industrials — 9.6%
11,728	FedEx Corporation	$3,331,221
61,153	Southwest Airlines Company	3,734,002
		7,065,223
	Information Technology — 21.4%
1,752	Alphabet, Inc. - Class C (a)	3,624,240
994	Amazon.com, Inc. (a)	3,075,515
47,963	Apple, Inc.	5,858,680
4,806	Microsoft Corporation	1,133,111
4,136	Netflix, Inc. (a)	2,157,586
		15,849,132
	Utilities — 4.1%
10,728	Atmos Energy Corporation	1,060,463
46,241	CenterPoint Energy, Inc.	1,047,359
11,804	NextEra Energy, Inc.	892,500
		3,000,322
	TOTAL COMMON STOCKS (Cost $64,164,871)	73,810,793

	SHORT-TERM INVESTMENTS — 0.1%
110,596	First American Government Obligations Fund - Class X, 0.04% (b)	110,596
	TOTAL SHORT-TERM INVESTMENTS (Cost $110,596)	110,596
	TOTAL INVESTMENTS — 100.0% (Cost $64,275,467)	73,921,389
	Liabilities in Excess of Other Assets — (0.0)% (c)	(24,107)
	NET ASSETS — 100.0%	$73,897,282

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of March 31, 2021.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 1.5%
94	AT&T, Inc.	$2,845
15	Charter Communications, Inc. - Class A (a)	9,255
2,389	DISH Network Corporation - Class A (a)	86,482
741	Live Nation Entertainment, Inc. (a)	62,726
4,231	Lumen Technologies, Inc.	56,484
150	Motorola Solutions, Inc.	28,208
87	T-Mobile US, Inc. (a)	10,900
43	Verizon Communications, Inc.	2,500
161	ViacomCBS, Inc. - Class B	7,261
		266,661
	Consumer Discretionary — 15.9%
392	Advance Auto Parts, Inc.	71,928
135	Aptiv plc	18,617
23	AutoZone, Inc. (a)	32,299
292	Best Buy Company, Inc.	33,525
3	Booking Holdings, Inc. (a)	6,990
1,358	BorgWarner, Inc.	62,957
389	Caesars Entertainment, Inc. (a)	34,018
285	CarMax, Inc. (a)	37,808
1,275	Carnival Corporation	33,839
14	Chipotle Mexican Grill, Inc. (a)	19,892
54	Comcast Corporation - Class A	2,922
381	D.R. Horton, Inc.	33,955
298	Darden Restaurants, Inc.	42,316
241	Discovery, Inc. - Class A (a)	10,474
193	Discovery, Inc. - Class C (a)	7,120
91	Dollar General Corporation	18,438
296	Dollar Tree, Inc. (a)	33,880
162	Domino’s Pizza, Inc.	59,582
133	Etsy, Inc. (a)	26,822
197	Expedia Group, Inc.	33,908
1,177	Ford Motor Company	14,418
283	Fox Corporation - Class A	10,219
704	Fox Corporation - Class B	24,591
4,210	Gap, Inc.	125,374

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer Discretionary — 15.9% (Continued)
340	Garmin, Ltd.	$44,829
187	General Motors Company (a)	10,745
433	Genuine Parts Company	50,050
5,613	Hanesbrands, Inc.	110,408
717	Hasbro, Inc.	68,918
187	Hilton Worldwide Holdings, Inc.	22,612
8	Home Depot, Inc.	2,442
2,401	Interpublic Group of Companies, Inc.	70,109
953	L Brands, Inc.	58,953
645	Las Vegas Sands Corporation	39,190
2,552	Leggett & Platt, Inc.	116,499
389	Lennar Corporation - Class A	39,378
1,595	LKQ Corporation (a)	67,516
36	Lowe’s Companies, Inc.	6,847
138	Marriott International, Inc. - Class A	20,439
22	McDonald’s Corporation	4,931
1,317	MGM Resorts International	50,033
393	Mohawk Industries, Inc. (a)	75,578
3,375	Newell Brands, Inc.	90,383
541	News Corporation - Class A	13,758
1,915	News Corporation - Class B	44,926
27	NIKE, Inc. - Class B	3,588
2,394	Norwegian Cruise Line Holdings, Ltd. (a)	66,050
12	NVR, Inc. (a)	56,531
635	Omnicom Group, Inc.	47,085
48	O’Reilly Automotive, Inc. (a)	24,348
325	Penn National Gaming, Inc. (a)	34,073
174	Pool Corporation	60,072
1,348	PulteGroup, Inc.	70,689
1,003	PVH Corporation	106,017
1,109	Ralph Lauren Corporation	136,584
154	Ross Stores, Inc.	18,466
463	Royal Caribbean Cruises, Ltd.	39,637
55	Starbucks Corporation	6,010
1,489	Tapestry, Inc.	61,362

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer Discretionary — 15.9% (Continued)
48	Target Corporation	$9,507
2	Tesla, Inc. (a)	1,336
134	TJX Companies, Inc.	8,864
242	Tractor Supply Company	42,853
144	Ulta Beauty, Inc. (a)	44,520
1,980	Under Armour, Inc. - Class A (a)	43,877
2,774	Under Armour, Inc. - Class C (a)	51,208
409	V.F. Corporation	32,687
10	Walt Disney Company	1,845
304	Whirlpool Corporation	66,986
419	Wynn Resorts, Ltd.	52,530
249	Yum! Brands, Inc.	26,937
		2,918,098
	Consumer Staples — 5.6%
187	Altria Group, Inc.	9,567
436	Archer-Daniels-Midland Company	24,852
869	Brown-Forman Corporation - Class B	59,935
1,759	Campbell Soup Company	88,425
488	Church & Dwight Company, Inc.	42,627
183	Clorox Company	35,297
63	Coca-Cola Company	3,321
170	Colgate-Palmolive Company	13,401
1,222	Conagra Brands, Inc.	45,947
94	Constellation Brands, Inc. - Class A	21,432
17	Costco Wholesale Corporation	5,992
107	CVS Health Corporation	8,050
43	Estee Lauder Companies, Inc. - Class A	12,507
389	General Mills, Inc.	23,853
241	Hershey Company	38,117
1,246	Hormel Foods Corporation	59,534
508	J.M. Smucker Company	64,277
877	Kellogg Company	55,514
136	Kimberly-Clark Corporation	18,911
874	Kraft Heinz Company	34,960
858	Kroger Company	30,879

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer Staples — 5.6% (Continued)
861	Lamb Weston Holdings, Inc.	$66,710
438	McCormick & Company, Inc.	39,052
2,006	Molson Coors Beverage Company - Class B	102,607
180	Mondelez International, Inc. - Class A	10,535
281	Monster Beverage Corporation (a)	25,596
34	PepsiCo, Inc.	4,809
64	Philip Morris International, Inc.	5,679
13	Procter & Gamble Company	1,761
233	Sysco Corporation	18,346
489	Tyson Foods, Inc. - Class A	36,333
405	Walgreens Boots Alliance, Inc.	22,235
23	Walmart, Inc.	3,124
		1,034,185
	Energy — 5.3%
4,829	APA Corporation	86,439
1,901	Baker Hughes Company	41,081
5,817	Cabot Oil & Gas Corporation	109,243
35	Chevron Corporation	3,668
174	ConocoPhillips	9,217
2,358	Devon Energy Corporation	51,522
727	Diamondback Energy, Inc.	53,427
250	EOG Resources, Inc.	18,132
51	Exxon Mobil Corporation	2,847
1,604	Halliburton Company	34,422
575	Hess Corporation	40,687
3,263	HollyFrontier Corporation	116,750
1,578	Kinder Morgan, Inc.	26,274
6,998	Marathon Oil Corporation	74,739
378	Marathon Petroleum Corporation	20,219
7,594	NOV, Inc.	104,190
1,048	Occidental Petroleum Corporation	27,898
694	ONEOK, Inc.	35,158
242	Phillips 66	19,733
147	Pioneer Natural Resources Company	23,346
701	Schlumberger, Ltd.	19,060

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Energy — 5.3% (Continued)
296	Valero Energy Corporation	$21,194
1,219	Williams Companies, Inc.	28,878
		968,124
	Financials — 12.7%
481	Aflac, Inc.	24,618
202	Allstate Corporation	23,210
58	American Express Company	8,203
407	American International Group, Inc.	18,807
140	Ameriprise Financial, Inc.	32,543
74	Aon plc - Class A	17,028
258	Arthur J. Gallagher & Company	32,191
764	Assurant, Inc.	108,312
77	Bank of America Corporation	2,979
468	Bank of New York Mellon Corporation	22,132
6	Berkshire Hathaway, Inc. - Class B (a)	1,533
11	BlackRock, Inc.	8,293
103	Capital One Financial Corporation	13,105
704	Cboe Global Markets, Inc.	69,478
123	Charles Schwab Corporation	8,017
62	Chubb, Ltd.	9,794
474	Cincinnati Financial Corporation	48,865
70	Citigroup, Inc.	5,092
938	Citizens Financial Group, Inc.	41,413
52	CME Group, Inc.	10,620
1,168	Comerica, Inc.	83,792
256	Discover Financial Services	24,317
321	Everest Re Group, Ltd.	79,547
759	Fifth Third Bancorp	28,424
157	First Republic Bank	26,180
3,626	Franklin Resources, Inc.	107,330
844	Globe Life, Inc.	81,556
22	Goldman Sachs Group, Inc.	7,194
751	Hartford Financial Services Group, Inc.	50,159
2,900	Huntington Bancshares, Inc.	45,588
106	Intercontinental Exchange, Inc.	11,838

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financials — 12.7% (Continued)
3,304	Invesco, Ltd.	$83,327
13	JPMorgan Chase & Company	1,979
1,874	KeyCorp	37,442
1,158	Lincoln National Corporation	72,109
1,362	Loews Corporation	69,843
257	M&T Bank Corporation	38,964
80	MarketAxess Holdings, Inc.	39,834
106	Marsh & McLennan Companies, Inc.	12,911
295	MetLife, Inc.	17,933
56	Moody’s Corporation	16,722
78	Morgan Stanley	6,057
57	MSCI, Inc.	23,899
343	Nasdaq, Inc.	50,579
376	Northern Trust Corporation	39,521
5,676	People’s United Financial, Inc.	101,600
60	PNC Financial Services Group, Inc.	10,525
858	Principal Financial Group, Inc.	51,446
162	Progressive Corporation	15,489
235	Prudential Financial, Inc.	21,408
471	Raymond James Financial, Inc.	57,726
1,794	Regions Financial Corporation	37,064
27	S&P Global, Inc.	9,527
332	State Street Corporation	27,891
54	SVB Financial Group (a)	26,658
830	Synchrony Financial	33,748
121	T. Rowe Price Group, Inc.	20,764
135	Travelers Companies, Inc.	20,304
172	Truist Financial Corporation	10,031
4,785	Unum Group	133,166
204	US Bancorp	11,283
124	Wells Fargo & Company	4,845
128	Willis Towers Watson plc	29,297
999	WR Berkley Corporation	75,275
1,436	Zions Bancorporation	78,923
		2,340,248

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care — 10.5%
31	Abbott Laboratories	$3,715
30	AbbVie, Inc.	3,247
197	ABIOMED, Inc. (a)	62,790
183	Agilent Technologies, Inc.	23,267
163	Alexion Pharmaceuticals, Inc. (a)	24,924
40	Align Technology, Inc. (a)	21,661
439	AmerisourceBergen Corporation	51,833
23	Amgen, Inc.	5,723
27	Anthem, Inc.	9,692
267	Baxter International, Inc.	22,519
50	Becton Dickinson and Company	12,157
77	Biogen, Inc. (a)	21,541
122	Bio-Rad Laboratories, Inc. - Class A (a)	69,683
384	Boston Scientific Corporation (a)	14,842
86	Bristol-Myers Squibb Company	5,429
831	Cardinal Health, Inc.	50,483
435	Catalent, Inc. (a)	45,810
338	Centene Corporation (a)	21,602
528	Cerner Corporation	37,953
41	Cigna Corporation	9,911
120	Cooper Companies, Inc.	46,091
22	Danaher Corporation	4,952
967	DaVita, Inc. (a)	104,213
951	DENTSPLY SIRONA, Inc.	60,683
67	DexCom, Inc. (a)	24,079
195	Edwards Lifesciences Corporation (a)	16,310
25	Eli Lilly & Company	4,671
155	Gilead Sciences, Inc.	10,018
86	HCA Healthcare, Inc.	16,197
1,277	Henry Schein, Inc. (a)	88,419
636	Hologic, Inc. (a)	47,306
39	Humana, Inc.	16,351
37	IDEXX Laboratories, Inc. (a)	18,104
34	Illumina, Inc. (a)	13,058
704	Incyte Corporation (a)	57,214

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care — 10.5% (Continued)
13	Intuitive Surgical, Inc. (a)	$9,606
125	IQVIA Holdings, Inc. (a)	24,142
10	Johnson & Johnson	1,643
149	Laboratory Corporation of America Holdings (a)	37,999
148	McKesson Corporation	28,866
42	Medtronic plc	4,961
42	Merck & Company, Inc.	3,238
31	Mettler-Toledo International, Inc. (a)	35,826
484	PerkinElmer, Inc.	62,092
3,665	Perrigo Company plc	148,323
121	Pfizer, Inc.	4,384
414	Quest Diagnostics, Inc.	53,133
35	Regeneron Pharmaceuticals, Inc. (a)	16,560
165	ResMed, Inc.	32,013
284	STERIS plc	54,096
43	Stryker Corporation	10,474
98	Teleflex, Inc.	40,715
7	Thermo Fisher Scientific, Inc.	3,195
5	UnitedHealth Group, Inc.	1,860
558	Universal Health Services, Inc. - Class B	74,432
288	Varian Medical Systems, Inc. (a)	50,841
69	Vertex Pharmaceuticals, Inc. (a)	14,827
3,299	Viatris, Inc. (a)	46,087
184	Waters Corporation (a)	52,287
147	West Pharmaceutical Services, Inc.	41,422
152	Zimmer Biomet Holdings, Inc.	24,332
74	Zoetis, Inc.	11,654
		1,935,456
	Industrials — 15.6%
43	3M Company	8,285
1,464	A.O. Smith Corporation	98,981
1,430	Alaska Air Group, Inc.	98,970
654	Allegion plc	82,155
2,353	American Airlines Group, Inc.	56,237
219	AMETEK, Inc.	27,973

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrials — 15.6% (Continued)
24	Boeing Company	$6,113
667	C.H. Robinson Worldwide, Inc.	63,652
641	Carrier Global Corporation	27,063
30	Caterpillar, Inc.	6,956
73	Cintas Corporation	24,916
327	Copart, Inc. (a)	35,515
113	CSX Corporation	10,895
76	Cummins, Inc.	19,692
21	Deere & Company	7,857
521	Delta Air Lines, Inc.	25,154
312	Dover Corporation	42,785
104	Eaton Corporation plc	14,381
162	Emerson Electric Company	14,616
232	Equifax, Inc.	42,022
483	Expeditors International of Washington, Inc.	52,014
643	Fastenal Company	32,330
46	FedEx Corporation	13,066
532	Fortive Corporation	37,580
742	Fortune Brands Home & Security, Inc.	71,098
120	Generac Holdings, Inc. (a)	39,294
114	General Dynamics Corporation	20,698
594	General Electric Company	7,799
22	Honeywell International, Inc.	4,776
2,117	Howmet Aerospace, Inc.	68,019
539	Huntington Ingalls Industries, Inc.	110,953
272	IDEX Corporation	56,935
239	IHS Markit, Ltd.	23,130
57	Illinois Tool Works, Inc.	12,627
900	Ingersoll Rand, Inc. (a)	44,289
371	J.B. Hunt Transport Services, Inc.	62,354
397	Jacobs Engineering Group, Inc.	51,320
302	Johnson Controls International plc	18,020
196	Kansas City Southern	51,728
108	L3Harris Technologies, Inc.	21,889
29	Lockheed Martin Corporation	10,716

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrials — 15.6% (Continued)
988	Masco Corporation	$59,181
3,362	Nielsen Holdings plc	84,554
50	Norfolk Southern Corporation	13,426
58	Northrop Grumman Corporation	18,771
160	Old Dominion Freight Line, Inc.	38,466
462	Otis Worldwide Corporation	31,624
253	PACCAR, Inc.	23,509
65	Parker-Hannifin Corporation	20,503
1,400	Pentair plc	87,248
758	Quanta Services, Inc.	66,689
89	Raytheon Technologies Corporation	6,877
422	Republic Services, Inc.	41,926
1,184	Robert Half International, Inc.	92,435
99	Rockwell Automation, Inc.	26,279
3,397	Rollins, Inc.	116,925
52	Roper Technologies, Inc.	20,974
323	Snap-on, Inc.	74,529
376	Southwest Airlines Company	22,959
143	Stanley Black & Decker, Inc.	28,553
142	Teledyne Technologies, Inc. (a)	58,738
1,195	Textron, Inc.	67,016
129	Trane Technologies plc	21,357
39	TransDigm Group, Inc. (a)	22,929
24	Union Pacific Corporation	5,290
817	United Airlines Holdings, Inc. (a)	47,010
33	United Parcel Service, Inc. - Class B	5,610
113	United Rentals, Inc. (a)	37,212
171	Verisk Analytics, Inc.	30,214
120	W.W. Grainger, Inc.	48,112
137	Waste Management, Inc.	17,676
759	Westinghouse Air Brake Technologies Corporation	60,082
439	Xylem, Inc.	46,174
		2,867,701

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 13.5%
18	Accenture plc - Class A	$4,973
124	Activision Blizzard, Inc.	11,532
5	Adobe, Inc. (a)	2,377
103	Advanced Micro Devices, Inc. (a)	8,085
529	Akamai Technologies, Inc. (a)	53,905
334	Amphenol Corporation- Class A	22,034
96	Analog Devices, Inc.	14,888
94	ANSYS, Inc. (a)	31,919
2	Apple, Inc.	244
71	Applied Materials, Inc.	9,486
191	Arista Networks, Inc. (a)	57,661
52	Autodesk, Inc. (a)	14,412
51	Automatic Data Processing, Inc.	9,612
9	Broadcom, Inc.	4,173
342	Broadridge Financial Solutions, Inc.	52,360
186	Cadence Design Systems, Inc. (a)	25,480
231	CDW Corporation	38,288
87	Cisco Systems, Inc.	4,499
375	Citrix Systems, Inc.	52,635
256	Cognizant Technology Solutions Corporation - Class A	19,999
646	Corning, Inc.	28,107
3,837	DXC Technology Company	119,945
408	eBay, Inc.	24,986
168	Electronic Arts, Inc.	22,742
235	Enphase Energy, Inc. (a)	38,108
349	F5 Networks, Inc. (a)	72,808
2	Facebook, Inc. - Class A (a)	589
62	Fidelity National Information Services, Inc.	8,718
96	Fiserv, Inc. (a)	11,428
122	FleetCor Technologies, Inc. (a)	32,773
2,059	FLIR Systems, Inc.	116,272
172	Fortinet, Inc. (a)	31,720
266	Gartner, Inc. (a)	48,558
64	Global Payments, Inc.	12,901
2,530	Hewlett Packard Enterprise Company	39,822

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 13.5% (Continued)
716	HP, Inc.	$22,733
51	Intel Corporation	3,264
49	International Business Machines Corporation	6,530
21	Intuit, Inc.	8,044
515	IPG Photonics Corporation (a)	108,634
475	Jack Henry & Associates, Inc.	72,067
3,879	Juniper Networks, Inc.	98,255
239	Keysight Technologies, Inc. (a)	34,273
62	KLA Corporation	20,485
21	Lam Research Corporation	12,500
683	Leidos Holdings, Inc.	65,759
6	Mastercard, Inc. - Class A	2,136
382	Maxim Integrated Products, Inc.	34,903
138	Microchip Technology, Inc.	21,420
97	Micron Technology, Inc. (a)	8,556
1	Microsoft Corporation	236
175	Monolithic Power Systems, Inc.	61,812
810	NetApp, Inc.	58,863
5	Netflix, Inc. (a)	2,608
3,059	NortonLifeLock, Inc.	65,034
3	NVIDIA Corporation	1,602
88	NXP Semiconductors NV	17,718
100	Oracle Corporation	7,017
282	Paychex, Inc.	27,642
113	Paycom Software, Inc. (a)	41,817
11	PayPal Holdings, Inc. (a)	2,671
245	Qorvo, Inc. (a)	44,761
43	QUALCOMM, Inc.	5,701
20	salesforce.com, Inc. (a)	4,237
696	Seagate Technology plc	53,418
17	ServiceNow, Inc. (a)	8,502
169	Skyworks Solutions, Inc.	31,008
102	Synopsys, Inc. (a)	25,274
246	Take-Two Interactive Software, Inc. (a)	43,468
145	TE Connectivity, Ltd.	18,721

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 13.5% (Continued)
387	Teradyne, Inc.	$47,090
29	Texas Instruments, Inc.	5,481
600	Trimble, Inc. (a)	46,674
225	Twitter, Inc. (a)	14,317
119	Tyler Technologies, Inc. (a)	50,519
233	VeriSign, Inc. (a)	46,311
8	Visa, Inc. - Class A	1,694
575	Western Digital Corporation	38,381
3,276	Western Union Company	80,786
212	Xilinx, Inc.	26,267
70	Zebra Technologies Corporation - Class A (a)	33,963
		2,481,191
	Materials — 5.9%
50	Air Products & Chemicals, Inc.	14,067
287	Albemarle Corporation	41,934
3,795	Amcor plc	44,326
303	Avery Dennison Corporation	55,646
350	Ball Corporation	29,659
331	Celanese Corporation	49,587
1,586	CF Industries Holdings, Inc.	71,973
502	Corteva, Inc.	23,403
267	Dow, Inc.	17,072
257	DuPont de Nemours, Inc.	19,861
443	Eastman Chemical Company	48,783
72	Ecolab, Inc.	15,413
524	FMC Corporation	57,960
403	Freeport-McMoRan, Inc.	13,271
182	International Flavors & Fragrances, Inc.	25,409
718	International Paper Company	38,822
22	Linde plc	6,163
270	LyondellBasell Industries NV - Class A	28,093
114	Martin Marietta Materials, Inc.	38,283
2,160	Mosaic Company	68,278
295	Newmont Corporation	17,780
568	Nucor Corporation	45,593

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Materials — 5.9% (Continued)
460	Packaging Corporation of America	$61,861
164	PPG Industries, Inc.	24,643
2,492	Sealed Air Corporation	114,183
20	Sherwin-Williams Company	14,760
210	Vulcan Materials Company	35,437
1,175	WestRock Company	61,159
		1,083,419
	Real Estate — 6.9%
242	Alexandria Real Estate Equities, Inc.	39,761
40	American Tower Corporation	9,562
162	AvalonBay Communities, Inc.	29,891
491	Boston Properties, Inc.	49,719
390	CBRE Group, Inc. - Class A (a)	30,853
76	Crown Castle International Corporation	13,082
162	Digital Realty Trust, Inc.	22,816
1,337	Duke Realty Corporation	56,060
21	Equinix, Inc.	14,271
445	Equity Residential	31,875
152	Essex Property Trust, Inc.	41,320
361	Extra Space Storage, Inc.	47,851
979	Federal Realty Investment Trust	99,320
1,511	Healthpeak Properties, Inc.	47,959
3,926	Host Hotels & Resorts, Inc.	66,153
2,094	Iron Mountain, Inc.	77,499
4,904	Kimco Realty Corporation	91,950
357	Mid-America Apartment Communities, Inc.	51,536
100	Prologis, Inc.	10,600
92	Public Storage	22,702
558	Realty Income Corporation	35,433
1,489	Regency Centers Corporation	84,441
110	SBA Communications Corporation	30,530
180	Simon Property Group, Inc.	20,479
1,357	UDR, Inc.	59,518
686	Ventas, Inc.	36,591
2,181	Vornado Realty Trust	98,996

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Real Estate — 6.9% (Continued)
360	Welltower, Inc.	$25,787
852	Weyerhaeuser Company	30,331
		1,276,886
	Utilities — 6.4%
1,523	AES Corporation	40,832
1,258	Alliant Energy Corporation	68,133
542	Ameren Corporation	44,097
252	American Electric Power Company, Inc.	21,344
234	American Water Works Company, Inc.	35,081
767	Atmos Energy Corporation	75,818
3,084	CenterPoint Energy, Inc.	69,853
858	CMS Energy Corporation	52,527
477	Consolidated Edison, Inc.	35,680
188	Dominion Energy, Inc.	14,280
261	DTE Energy Company	34,750
128	Duke Energy Corporation	12,356
639	Edison International	37,445
447	Entergy Corporation	44,463
1,088	Evergy, Inc.	64,769
355	Eversource Energy	30,739
464	Exelon Corporation	20,295
1,239	FirstEnergy Corporation	42,981
65	NextEra Energy, Inc.	4,915
4,121	NiSource, Inc.	99,357
1,949	NRG Energy, Inc.	73,536
1,188	Pinnacle West Capital Corporation	96,644
1,391	PPL Corporation	40,116
489	Public Service Enterprise Group, Inc.	29,443
164	Sempra Energy	21,743
217	Southern Company	13,489
332	WEC Energy Group, Inc.	31,072

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities — 6.4% (Continued)
396	Xcel Energy, Inc.	$26,338
		1,182,096
	TOTAL COMMON STOCKS (Cost $17,025,023)	18,354,065

	SHORT-TERM INVESTMENTS — 0.1%
11,693	First American Government Obligations Fund - Class X, 0.04% (b)	11,693
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,693)	11,693
	TOTAL INVESTMENTS — 99.9% (Cost $17,036,716)	18,365,758
	Other Assets in Excess of Liabilities — 0.1%	15,529
	NET ASSETS — 100.0%	$18,381,287

Percentages are a percent of net assets.
The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

Statements of Assets and Liabilities
March 31, 2021 (Unaudited)

ASSETS	American Customer Satisfaction ETF	Reverse Cap Weighted U.S. Large Cap ETF
Investments in securities, at value*	$73,921,389	$18,365,758
Dividends and interest receivable	16,060	20,073
Total assets	$73,937,449	$18,385,831

LIABILITIES
Management fees payable	40,167	4,544
Total liabilities	40,167	4,544

NET ASSETS	$73,897,282	$18,381,287

Net Assets Consist of:
Paid-in capital	$65,545,635	$15,789,625
Total distributable earnings (accumulated deficit)	8,351,647	2,591,662
Net assets	$73,897,282	$18,381,287

Net Asset Value:
Net Assets	$73,897,282	$18,381,287
Shares outstanding^	1,600,000	850,000
Net asset value, offering and redemption price per share	$46.19	$21.63

*Identified Cost:
Investment in securities	$64,275,467	$17,036,716

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

Statements of Operations
For the Six-Months Ended March 31, 2021 (Unaudited)

INCOME	American Customer Satisfaction ETF	Reverse Cap Weighted U.S. Large Cap ETF
Dividends	$364,689	$268,871
Interest	10	4
Total investment income	364,699	268,875

EXPENSES
Management fees	219,667	21,811
Total expenses	219,667	21,811
Net investment income (loss)	145,032	247,064

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	6,984,128	2,443,095
Change in unrealized appreciation (depreciation) on investments	6,989,122	2,646,065
Net realized and unrealized gain (loss) on investments	13,973,250	5,089,160
Net increase (decrease) in net assets resulting from operations	$14,118,282	$5,336,224

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
OPERATIONS
Net investment income (loss)	$145,032	$767,860
Net realized gain (loss) on investments	6,984,128	4,001,858
Change in unrealized appreciation (depreciation) on investments	6,989,122	781,175
Net increase (decrease) in net assets resulting from operations	14,118,282	5,550,893

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(554,952)	(991,046)
Total distributions to shareholders	(554,952)	(991,046)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	32,510,450	66,550,165
Payments for shares redeemed	(31,088,213)	(70,197,213)
Net increase (decrease) in net assets derived from capital share transactions (a)	1,422,237	(3,647,048)
Net increase (decrease) in net assets	$14,985,567	$912,799

NET ASSETS
Beginning of period/year	$58,911,715	$57,998,916
End of period/year	$73,897,282	$58,911,715

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	775,000	1,900,000
Redemptions	(750,000)	(2,025,000)
Net increase (decrease)	25,000	(125,000)

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
OPERATIONS
Net investment income (loss)	$247,064	$211,185
Net realized gain (loss) on investments	2,443,095	(456,757)
Change in unrealized appreciation (depreciation) on investments	2,646,065	(516,362)
Net increase (decrease) in net assets resulting from operations	5,336,224	(761,934)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(299,596)	(177,756)
Total distributions to shareholders	(299,596)	(177,756)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,219,005	14,509,230
Payments for shares redeemed	(11,685,610)	(8,970,335)
Net increase (decrease) in net assets derived from capital share transactions (a)	(466,605)	5,538,895
Net increase (decrease) in net assets	$4,570,023	$4,599,205

NET ASSETS
Beginning of period/year	$13,811,264	$9,212,059
End of period/year	$18,381,287	$13,811,264

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	550,000	950,000
Redemptions	(600,000)	(600,000)
Net increase (decrease)	(50,000)	350,000

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017(1)
Net asset value, beginning of period/year	$37.40		$34.12	$34.03	$29.18	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.09		0.47	0.52	0.45	0.40
Net realized and unrealized gain (loss) on investments	9.05		3.39	0.03 (7)	4.77	3.83
Total from investment operations	9.14		3.86	0.55	5.22	4.23

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.35)		(0.58)	(0.46)	(0.37)	(0.05)
Total distributions	(0.35)		(0.58)	(0.46)	(0.37)	(0.05)

Capital share transactions:
Transaction Fees	—		—	—	0.00 (6)	—
Net asset value, end of period/year	$46.19		$37.40	$34.12	$34.03	$29.18

Total return	24.49	%(3)	11.44%	1.86%	18.02%	16.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$73,897		$58,912	$57,999	$57,848	$40,849

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(4)	0.65%	0.65%	0.65%	0.65	%(4)
Net investment income (loss) to average net assets	0.43	%(4)	1.37%	1.59%	1.41%	1.56	%(4)
Portfolio turnover rate (5)	27	%(3)	67%	36%	72%	38	%(3)

(1)	Commencement of operations on October 31, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005.
(7)

Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019		Period Ended September 30, 2018(1)
Net asset value, beginning of period/year	$15.35		$16.75	$16.86		$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.31		0.32	0.29		0.25
Net realized and unrealized gain (loss) on investments	6.32		(1.40)	(0.24	)(6)	1.66
Total from investment operations	6.63		(1.08)	0.05		1.91

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.35)		(0.32)	(0.16)		(0.05)
Total distributions	(0.35)		(0.32)	(0.16)		(0.05)

Net asset value, end of period/year	$21.63		$15.35	$16.75		$16.86

Total return	43.60	%(3)	-6.70%	0.46%		12.78	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$18,381		$13,811	$9,212		$5,902

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(4)	0.29%	0.29%		0.29	%(4)
Net investment income (loss) to average net assets	3.33	%(4)	2.04%	1.80%		1.66	%(4)
Portfolio turnover rate (5)	21	%(3)	42%	24%		36	%(3)

(1)	Commencement of operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

Notes to Financial Statements
March 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the American Customer Satisfaction ETF is to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index. The investment objective of the Reverse Cap Weighted U.S. Large Cap ETF is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. American Customer Satisfaction ETF commenced operations on October 31, 2016, and Reverse Cap Weighted U.S. Large Cap ETF commenced operations on October 31, 2017.

The end of the reporting period for the Funds is March 31, 2021, and the period covered by these Notes to Financial Statements is the fiscal period from October 1, 2020 through March 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market® Exchange (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

American Customer Satisfaction ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$73,810,793	$—	$—	$73,810,793
Short-Term Investments	110,596	—	—	110,596
Total Investments in Securities	$73,921,389	$—	$—	$73,921,389

Reverse Cap Weighted U.S. Large Cap ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$18,354,065	$—	$—	$18,354,065
Short-Term Investments	11,693	—	—	11,693
Total Investments in Securities	$18,365,758	$—	$—	$18,365,758

^	See Schedules of Investments for breakout of investments by sector classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received in the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in kind. For the fiscal year ended September 30, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
American Customer Satisfaction ETF	$(10,116,802)	$10,116,802
Reverse Cap Weighted U.S. Large Cap ETF	(480,835)	480,835

During the fiscal year ended September 30, 2020, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

American Customer Satisfaction ETF	$10,116,802
Reverse Cap Weighted U.S. Large Cap ETF	480,835

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective May

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

24, 2021, the American Customer Satisfaction ETF, a series of ETF Series Solutions, reorganized into the American Customer Satisfaction ETF, a newly created series of Tidal ETF Trust with the same investment objective and strategies. The reorganization shifted management responsibility from CSat Investment Advisory, L.P. to Toroso Investments, LLC. Effective May 24, 2021, the Reverse Cap Weighted U.S. Large Cap ETF, a series of ETF Series Solutions, reorganized into the Arrow Reverse Cap 500 ETF, a newly created series of Arrow Investments Trust with the same investment objective and strategies. The reorganization shifts management responsibility from CSat Investment Advisory, L.P. to Arrow Investment Advisors, LLC. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

CSat Investment Advisory, L.P. d/b/a Exponential ETFs (the “Advisor”), serves as the investment advisor and index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, American Customer Satisfaction ETF pays the Advisor 0.65% and Reverse Cap Weighted U.S. Large Cap ETF pays the Advisor 0.294% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$17,590,377	$18,326,727
Reverse Cap Weighted U.S. Large Cap ETF	3,187,311	3,078,381

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$32,323,147	$30,597,121
Reverse Cap Weighted U.S. Large Cap ETF	10,785,780	11,395,086

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of September 30, 2020 were as follows:

	American Customer Satisfaction ETF	Reverse Cap Weighted U.S. Large Cap ETF
Tax cost of investments	$57,128,548	$15,448,619
Gross tax unrealized appreciation	$5,101,920	$597,663
Gross tax unrealized depreciation	(3,320,657)	(2,255,840)
Net tax unrealized appreciation (depreciation)	1,781,263	(1,658,177)
Undistributed ordinary income	477,342	149,966
Undistributed long- term capital gains	—	—
Other accumulated gain (loss)	(7,470,288)	(936,755)
Distributable earnings (accumulated deficit)	$(5,211,683)	$(2,444,966)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2020, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of September 30, 2020, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
American Customer Satisfaction ETF	$4,133,319	$3,336,969
Reverse Cap Weighted U.S. Large Cap ETF	514,944	421,811

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2020 was as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$991,046	$—
Reverse Cap Weighted U.S. Large Cap ETF	177,756	—

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2019 was as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$778,066	$—
Reverse Cap Weighted U.S. Large Cap ETF	88,215	—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and trade on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares for American Customer Satisfaction ETF and 50,000 shares for Reverse Cap Weighted U.S. Large Cap ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for American Customer Satisfaction ETF is $250 and for Reverse Cap Weighted U.S. Large Cap ETF is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, an owner of the Advisor holds more than 25% of the total outstanding shares of the American Customer Satisfaction ETF.

NOTE 8 – RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Exponential ETFs

Expense Examples

For the Six-Months Ended March 31, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

American Customer Satisfaction ETF

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,244.90	$3.64
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.69	$3.28

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by 182/365, to reflect one-half year period.

Exponential ETFs

Expense Examples

For the Six-Months Ended March 31, 2021 (Unaudited) (Continued)

Reverse Cap Weighted U.S. Large Cap ETF

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During the Period(2)
Actual	$ 1,000.00	$ 1,436.00	$1.79
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,023.47	$1.48

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.294%, multiplied by the average account value during the period, multiplied by 182/365, to reflect one-half year period.

Exponential ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Exponential ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended September 30, 2020, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

American Customer Satisfaction ETF	100.00%
Reverse Cap Weighted U.S. Large Cap ETF	99.83%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended September 30, 2020 were as follows:

American Customer Satisfaction ETF	100.00%
Reverse Cap Weighted U.S. Large Cap ETF	97.01%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

American Customer Satisfaction ETF	0.00%
Reverse Cap Weighted U.S. Large Cap ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or on each Fund’s respective website at www.acsietf.com and www.reverseetf.com. Each Fund’s portfolio holdings are posted on their respective websites at www.acsietf.com and www.reverseetf.com daily.

Exponential ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing each Fund’s website at www.acsietf.com and www.reverseetf.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing each Fund’s website at www.acsietf.com and www.reverseetf.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on each Fund’s website at www.acsietf.com and www.reverseetf.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Advisor and Index Provider

CSat Investment Advisory, L.P. d/b/a Exponential ETFs
1001 Woodward Avenue, Suite 500
Detroit, Michigan 48226

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

American Customer Satisfaction ETF

Symbol – ACSI
CUSIP – 26922A776

Reverse Cap Weighted U.S. Large Cap ETF

Symbol – RVRS
CUSIP – 26922A685

(b.) Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no charge in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/3/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/3/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	6/3/2021